Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

18. SHARE-BASED COMPENSATION

The Company accounts for share-based compensation in accordance with ASC 718, Compensation — Stock Compensation. ASC 718 requires companies to measure the cost of employee and non-employee services received in exchange for an award of equity instruments, including stock options, based on the grant-date fair value of the award and to recognize it as compensation expense over the period the employee and non-employee is required to provide service in exchange for the award, usually the vesting period.

Share-based compensation for employees and non-employees is recorded in the Consolidated Statement of Operations as a component of general and administrative expense with a corresponding increase to additional paid-in capital in shareholders’ equity. For employee awards, the Company elected to utilize the simplified method of estimating the expected life of options as allowed by SAB 107. The Company believes this to be a better estimate of the expected life given the lack of historical information. For nonemployee awards, the Company will utilize the stated term of the award. Forfeitures will be accounted for as they occur for both employee and nonemployee awards. Upon exercise or conversion of any share-based payment transaction, the company will issue shares, generally as new issuances.

Stock Options

On March 20, 2019, the Company granted options outside of any equity plan to two employees and one non-employee for the purchase of an aggregate of 180,000 shares of the Company’s common stock. All the options have an exercise price of $1.06 per share and expire on March 20, 2023. The fair value of the 180,000 options on the date of grant was estimated at $123,130.

During the nine-months ended September, 30, 2020, and in conjunction with the acquisition of VNC, the Company issued immediately vested options to non-employees outside of any equity plan to four individuals for the purchase of an aggregate 2,525,506 shares of the Company’s common stock. These options have an exercise price ranging from $0.499 — $0.2882 per share and expire July 6, 2025. The fair value of these options on the grant date was estimated to be $2,261,275.

On July 6, 2020, the Company issued replacement options for outstanding VNC options in conjunction with the acquisition of VNC and separately to two employees as stock-based compensation under the Company’s Non-Qual 2020 Long-Term Incentive Plan for the purchase of an aggregate of 2,725,506 shares of the common stock, 100,000 of which were forfeited. These options expire on July 6, 2025 and have an exercise price of $1.08 per share and the requisite service period of half of these options is six months, with the remainder at 12 months from the date of issuance. The fair value of these options on the grant date was estimated to be $59,000. Of the employee options, 100,000 options with a weighted average grant date fair value of $0.295 were forfeited during the three and nine months ended September 30, 2019 and 100,000 remained outstanding as of September 30, 2020.

All options issued during the nine months ended September 30, 2020 have been valued utilizing the Black-Scholes pricing model using the assumptions listed below. The weighted average grant date fair value of all options issued during the nine months ended September 30, 2020 was $0.85 per share and during the period January 10, 2019 (inception) through September 30, 2019 was $0.68 per share.

The following table summarizes the assumptions used to estimate the fair value of stock options granted during the nine months ended September 30, 2020:

2020
Expected dividend yield	0%
Expected volatility	38.17%
Risk-free interest rate	0.205 – 0.310%
Expected life of options	3.25 – 5.00 years

The following tables represents stock option activity for the nine months ended September 30, 2020 and the period January 10, 2019 (Inception) to September 30, 2019:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2019	8,695,000	$0.63	1.34	$2,264,760
Exercisable – December 31, 2019	8,695,000	0.63	1.34	2,264,760
Granted	2,725,506	0.26
Exercised	—	—
Cancelled or Expired	(1,100,000)	0.67
Outstanding – September 30, 2020	10,320,506	$0.53	2.26	$19,338,950
Exercisable – September 30, 2020	10,220,506	$0.53	2.24	$19,206,950
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – January 10, 2019	13,990,000	$0.61	3.15	$—
Exercisable – January 10, 2019	13,610,000	0.59	2.42	—
Granted	180,000	1.06
Exercised	—	—
Cancelled or Expired	(50,000)	0.90
Outstanding – September 30, 2019	14,120,000	$0.61	1.68	$3,796,960
Exercisable – September 30, 2019	13,745,000	$0.60	1.67	$3,796,960

The Company recognized $4,916 of share-based compensation expense related to options for the nine months ended September 30, 2020. Compensation expense related to stock options is recorded in share-based compensation expense in the Consolidated Statement of Operations. For the nine months ended September 30, 2020, the Company has $24,584 of unrecognized compensation expense related to options. For the period January 10, 2019 (Inception) to September 30, 2019, there was no unrecognized compensation expense related to stock options.

Restricted Stock Awards

On March 25, 2019, ComSovereign Corp.’s Board of Directors granted an aggregate of 80,000 restricted stock awards (“RSAs”) to a non-employee for consulting services, of which 60,000 RSAs immediately vested and 20,000 RSAs vested upon the change in control of ComSovereign in connection with the ComSovereign Acquisition. The grant date fair value of these RSAs was $4.40 per share of common stock for a total value of $352,000. ComSovereign recognized the full $352,000 of stock compensation expense for the RSAs during the period January 10, 2019 (inception) to September 30, 2019.

On December 2, 2019, the Company issued 1,900,000 RSAs to employees and those classified as employees for share-based award purposes. These shares were not administratively issued as of September 30, 2020 and were not included in any dilutive calculation. These awards have requisite service periods ranging from 2 — 3 years and had an award date fair value of $1,558,000. These RSAs were administratively issued in October 2020.

There were no RSAs that were either forfeited or vested in the nine months ended September 30, 2020. For the nine months ended September 30, 2020, the Company recognized $526,241 of compensation expense related to RSAs and had unrecognized compensation cost for RSAs totalling $977,190 as of September 30, 2020. For the period January 10, 2019 (Inception) through September 30, 2019, the Company recognized $62,500 compensation expense related to RSAs. See Note 1 — Description of Business and Basis of Presentation for information about the shares issued in connection with the formation of ComSovereign.

2020 Long-Term Incentive Plan

On April 22, 2020, the Company’s Board of Directors adopted the 2020 Long-Term Incentive Plan (the “2020 Plan”) which was approved by the stockholders on or about May 6, 2020. Employees, officers, directors and consultants that provide services to the Company or one of its subsidiaries may be selected to receive awards under the 2020 Plan. Awards under the 2020 Plan may be in the form of incentive or nonqualified stock options, stock appreciation rights, stock bonuses, restricted stock, stock units and other forms of awards including cash awards and performance-based awards.

A total of 10,000,000 shares of the Company’s common stock are authorized for issuance with respect to awards granted under the 2020 Plan. Any shares subject to awards that are not paid, delivered or exercised before they expire or are cancelled or terminated, or fail to vest, as well as shares used to pay the purchase or exercise price of awards or related tax withholding obligations, will become available for other award grants under the 2020 Plan. As of September 30, 2020, 2,725,506 options have been issued under the 2020 Plan, of which 100,000 were forfeited, and 7,274,494 shares authorized under the 2020 Plan remained available for award purposes.

The 2020 Plan will terminate on May 1, 2030. The maximum term of options, stock appreciation rights and other rights to acquire common stock under the 2020 Plan is ten years after the initial date of the award.

14. SHARE-BASED COMPENSATION

Stock Options

The following information relates to the stock option activity of the Company prior to the ComSovereign Acquisition.

During 2017, the Company granted the following options outside of any equity plan with the attributes described below to purchase the Company’s common stock (amounts in US$’s, except share data):

Grant Date	Underlying Shares	Option Price	Full Vesting Date	Expiration Date
January 9, 2017	100,000	$2.90	January 9, 2019	January 7, 2021
August 3, 2017	5,130,000	$0.50	August 3, 2017	August 3, 2021
November 9, 2017	2,000,000	$0.50	November 9, 2017	November 9, 2021
December 13, 2017	200,000	$1.00	November 13, 2019	December 13, 2021

During 2018, the Company granted the following options outside of any equity plan with the attributes described below to purchase the Company’s common stock (amounts in US$’s, except share data):

Grant Date	Underlying Shares	Vesting	Option Price	Full Vesting Date	Expiration Date
March 28, 2018	100,000	50% in one year; 50% in two years from grant date	$1.00	March 28, 2020	March 28, 2022
May 16, 2018	330,000	Immediate vesting	$1.00	May 16, 2018	May 16, 2022
May 16, 2018	130,000	50% in one year; 50% in two years from grant date	$1.00	May 16, 2020	May 16, 2022
September 26, 2018	6,000,000	$4,000,000 new government orders	$0.65	December 21, 2018	September 26, 2022

All of the above options were outstanding as of January 10, 2019.

On March 20, 2019, the Company granted options outside of any equity plan to two employees and one non-employee for the purchase of an aggregate of 180,000 shares of the Company’s common stock. All the options have an exercise price of $1.06 per share and expire on March 20, 2023. Under the Black-Scholes option pricing model, the fair value of the 180,000 options on the date of grant was estimated at $123,130.

The following table summarizes the assumptions used to estimate the fair value of stock options granted during fiscal 2019:

2019
Expected dividend yield	0%
Expected volatility	90%
Risk-free interest rate	2.40-2.47%
Expected life of options	4.0 years

Total recognized compensation expense related to the Company’s stock options was $157,441 for fiscal 2019. All options granted by the Company vested upon the change of control resulting from the completion of the ComSovereign Acquisition on November 27, 2019.

The following table represents stock option activity of ComSovereign and the Company as of and for fiscal 2019:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – January 10, 2019	13,990,000	$0.61	3.15	$—
Granted	180,000	1.06
Exercised	(5,250,000)	0.57
Cancelled or Expired	(225,000)	0.72
Outstanding – December 31, 2019	8,695,000	$0.63	1.34	$2,264,760
Exercisable – December 31, 2019	8,695,000	$0.63	1.34	$2,264,760

As of December 31, 2019, there were no unvested stock options.

The Company did not record any compensation expense for the period from November 27, 2019, the date of the ComSovereign Acquisition, to December 31, 2019. Compensation expense related to stock options would be recorded in general and administrative expense in the Consolidated Statement of Operations. As of December 31, 2019, there was no unrecognized compensation expense related to stock options.

Restricted Stock Awards

On March 25, 2019, ComSovereign’s Board of Directors granted an aggregate of 80,000 RSAs to a non-employee for consulting services, of which 60,000 RSAs immediately vested and 20,000 RSAs vested upon the change in control of ComSovereign in connection with the ComSovereign Acquisition. The grant date fair value of these RSAs was $4.40 per share of common stock for a total value of $352,000.

On November 12, 2019, the Company’s Board of Directors granted an aggregate of 2,300,000 RSAs to eight employees. The RSAs vested upon the change of control upon the completion of the ComSovereign Acquisition on November 27, 2019. The Company recorded $1,495,000 in share-based compensation expense related to these RSAs during fiscal 2019, prior to the ComSovereign Acquisition. No compensation expense was recognized for the period November 27, 2019, the date of the ComSovereign Acquisition, through December 31, 2019.

On November 14, 2019, ComSovereign’s Board of Directors granted an aggregate of 40,000 RSAs to a non-employee for consulting services that vested immediately. The grant date fair value of these RSAs was $4.40 per share of common stock for a total value of $176,000.

On November 19, 2019, ComSovereign’s Board of Directors granted an aggregate of 270,800 RSAs to noteholders, employees, non-employees and an officer with a grant date fair value of $4.40 per share of common stock that vested immediately for a total value of $1,191,520.

On November 27, 2019, ComSovereign’s Board of Directors granted an aggregate of 50,000 RSAs that immediately vested to a non-employee for assistance in negotiating a secured loan agreement on ComSovereign’s behalf. The grant date fair value of these RSAs was $4.40 per share of common stock for a total value of $220,000.

On December 2, 2019, the Company’s Board of Directors granted an aggregate of 1,900,000 RSAs to nine officers and directors. The vesting period for these RSAs is as follows: 850,000 vest on the one-year anniversary of the grant date; 850,000 vest on the two-year anniversary of the original grant date; and 200,000 vest on the three-year anniversary of the original grant date. The Company recognized $54,667 in share-based compensation expense for these RSAs during fiscal 2019 which was recognized after the ComSovereign Acquisition.

Total recognized compensation expense related to the RSAs was $258,256 which was recorded in general and administration expense in the Consolidated Statement of Operations. See Note 1 – Description of Business and Basis of Presentation for information about the shares issued in connection with the formation of ComSovereign.

See Note 20 – Subsequent Events for information related to the adoption of the 2020 Long-Term Incentive Plan.